Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Current assets
Cash	$ 486,522	$ 12,789,735
Accounts receivable, net	32,460,438	24,677,445
Advances to suppliers, net	122,127,761	116,343,961
Inventories, net	5,490,877	3,901,848
Other current assets	1,047,836	347,228
Due from a related party	312,362	110,958
Total current assets	161,925,796	158,171,175
Biological assets, net	9,333,216	9,187,640
Long-term investments, net	7,032,573	6,900,280
Property and equipment, net	42,293	24,532
Right-of-use assets, net	7,399,841	516,459
Other non-current assets	1,000,000	0
Total non-current assets	24,807,923	16,628,911
Total assets	186,733,719	174,800,086
Current liabilities
Short-term loans	0	2,412,281
Long-term loans - current portion	202,405	676,284
Convertible promissory notes	0	5,788,742
Promissory notes	5,256,238	0
Accounts payable	69,999	1,105,674
Due to related parties	501,500	33,814
Operating lease liabilities - current	3,391,141	69,062
Other current liabilities	638,957	627,125
Total current liabilities	10,060,240	10,712,982
Long-term loans - non-current portion	2,177,592	1,652,561
Operating lease liabilities - non-current	4,025,625	458,617
Other non-current liabilities	454,025
Total non-current liabilities	6,657,242	2,111,178
Total liabilities	16,717,482	12,824,160
Shareholders' equity
Ordinary share, $0.20 par value: 500 million shares authorized; 10,678,953 and 6,094,078 shares issued and outstanding as of September 30, 2024 and 2023, respectively	2,135,791	1,218,816
Additional paid-in capital	161,571,245	160,571,517
Statutory reserve	697,443	1,695,629
Retained earnings	13,248,995	16,905,488
Accumulated other comprehensive loss	(7,664,144)	(18,415,524)
Total Farmmi, Inc.'s shareholders' equity	169,989,330	161,975,926
Non-controlling interest	26,907	0
Total shareholders' equity	170,016,237	161,975,926
Total liabilities and shareholders' equity	$ 186,733,719	$ 174,800,086